Share based compensation (Tables)	9 Months Ended
Sep. 30, 2024
Share based compensation [Abstract]
Share-based Compensation Plans Outstanding
The following table summarizes the share option awards outstanding as of September 30, 2024:

	Average exercise price per share in USD	Number of awards	Weighted average remaining life in years
At December 31, 2023	10.35	790,720	6.57
Granted	8.07	185,120	7.41
Forfeited	11.13	(207,658)	6.05
At September 30, 2024[1]	9.59	768,182	6.21

[1] 190,271 of the awards outstanding as of September 30, 2024, were exercisable.

Weighted-average Assumptions
The fair values of the options granted during the three and nine months ended September 30, 2024, were determined on the date of the grant using the following assumptions:

	Three months ended September 30, 2024	Nine months ended September 30, 2024
Share price, in USD	6.69 - 12.18	5.80 - 14.81
Strike price, in USD – employees (weighted average)	9.51	9.82
Strike price, in USD – non-executive directors	0.025	0.025
Expected volatility	85% - 92%	85% - 92%
Award life (weighted average)	5.47	5.73
Expected dividends	-	-
Risk-free interest rate	3.54% - 4.26%	3.54% - 4.52%